Financing Arrangements (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Commercial Paper	$ 0	$ 816,100
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	$ 1,850,000
Maximum
Debt Instrument [Line Items]
Ratio of Secured Debt to Net Tangible Assets	10.00%
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	$ 2,000,000
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	62,548
Line of credit outstanding	$ 0
Weighted-average interest rate of notes payable	0.20%